Exhibit 99.1
MONTHLY PAYMENT STATEMENT TO NOTEHOLDERS

HSBC Home Equity Loan Trust (USA) 2006-1

Payment Number	19
Beginning Date of Collection Period	1-Dec-07
Ending Date of Collection Period	31-Dec-07
Payment Date	22-Jan-08
Previous Payment Date	20-Dec-07
Interest Period Beginning On	20-Dec-07
Interest Period Ending On	21-Jan-08
Funds Disbursement
Collected Funds (including Servicing Fee)	14,698,204.04
Available Payment Amount	14,312,198.12
Principal Collections	9,254,982.16

Net Interest Collections	5,057,215.96

Interest Collections	5,425,494.35
Principal recoveries	17,727.53
Servicing Fee	386,005.92
Skip-A-Pay Advance	0.00
Skip-A-Pay Reimbursement Amount	0.00

Disbursements	14,698,204.04
Interest Paid to Notes	3,049,471.53
Principal Paid to Notes	10,225,550.39
Ownership Interest - pursuant to Section 5.01 (a) (xx)	1,037,176.20
Servicing Fee (to Servicer)	386,005.92

Yield Maintenance Account
Maximum Monthly Yield Maintenance Amount	0.00
Monthly Yield Maintenance Payment Amount	0.00
Unused amount - towards Ownership Interest	0.00
Amount on deposit before Monthly Yield Maintenance Payment Amount	0.00
Amount remaining on deposit in the Yield Maintenance Account	0.00

Pool Balance
Beginning Pool Balance	926,414,215.79
Principal Collections (including repurchases)	9,254,982.16

Additional Principal Reduction Amount	970,568.23

Ending Pool Balance	916,188,665.40

Note Balance
Beginning Note Balance	647,006,809.79

Note Paydown	10,225,550.39
Ending Note Balance	636,781,259.40

Collateral Performance
Cash yield (% of beginning balance, annualized)	7.03%
Loss rate (% of beginning balance, net of principal recoveries)	1.23%
Net yield	5.79%
Realized Losses	952,840.70
Cumulative Realized Losses	4,724,495.98
Cumulative Loss Percentage	0.36%
Delinquent Loans:
One payment principal balance of loans	30,534,966.66
One payment number of loans	219
Two payments principal balance of loans	7,937,328.74
Two payments number of loans	57
Three payments plus principal balance of loans	24,518,931.14
Three payments plus number of loans	179
One Payment Delinquency Percentage (for related Collection Period)	3.33%
Two Payment Delinquency Percentage (for related Collection Period)	0.87%
Two Payment Plus Delinquency Percentage (for related Collection Period)	3.54%
Two Payment Plus Rolling Average (for such Payment Date)	3.18%
Three Payment Plus Delinquency Percentage (for related Collection Period)	2.68%

Aggregate Principal Balance of Loans that were restructured during such Collection Period	9,554,055.22
Aggregate Principal Balance of Loans restructured in Collection Period as % of EOP Pool Balance	1.04%

Home Equity Loan Detail
Number of loans purchased or substituted pursuant to Section 2.02	-
Principal balance of loans purchased or substituted pursuant to Section 2.02	0.00
Number of loans purchased or substituted pursuant to Section 2.04	-
Principal balance of loans purchased or substituted pursuant to Section 2.04	0.00
Number of loans purchased or substituted pursuant to Section 3.01	-
Principal balance of loans purchased or substituted pursuant to Section 3.01	0.00
Substitution Adjustment Amounts	0.00

Number outstanding beginning of period	7,214
Number outstanding end of period	7,122
Principal balance of all REO as of the end of the Collection Period	6,791,731.14
Number of loans that went into REO during the Collection Period	13
Principal balance of loans that went into REO during the Collection Period	2,015,359.79
Unpaid Servicing Fee from previous Collection Periods	0.00

Overcollateralization
Beginning OC Amount	279,407,406.00

OC Release Amount	0.00
Extra Principal Payment Amount	0.00
Class A-1 Extra Principal Payment Amount Paid	0.00
Class A-2 Extra Principal Payment Amount Paid	0.00
Class M-1 Extra Principal Payment Amount Paid	0.00
Class M-2 Extra Principal Payment Amount Paid	0.00
Ending OC Amount	279,407,406.00

Target OC Amount	279,407,406.00
Interim OC Amount	279,407,406.00
Interim OC Deficiency	0.00

Monthly Excess Cashflow (before Servicing Fee)	1,423,182.12
Monthly Excess Cashflow (after Servicing Fee)	1,037,176.20
Principal Payment Amount	9,254,982.16
Class A-1 Principal Payment Amount	5,683,720.20
Class A-2 Principal Payment Amount	1,421,910.31
Class M-1 Principal Payment Amount	1,233,165.89
Class M-2 Principal Payment Amount	916,185.76
Principal Collections	9,254,982.16
OC Release Amount	0.00
Other
Stepdown	No
Trigger Event	No
Servicer Termination Event	No
Event of Default	No
Original Note Balance	1,038,550,000.00
Total Note Principal Amount divided by Total Original Note Principal Amount	61.314454%
EOP Note Principal Amount divided by Original Note Principal Amount < 15.00%	No

Interest Calculations
1 month LIBOR	4.94875%
Class A-1 Formula Rate (1-mo. Libor plus 16 bps)	5.10875%
Class A-1 Note Rate	5.10875%
Class A-2 Formula Rate (1-mo. Libor plus 18 bps)	5.12875%
Class A-2 Note Rate	5.12875%
Class M-1 Formula Rate (1-mo. Libor plus 28 bps)	5.22875%
Class M-1 Note Rate	5.22875%
Class M-2 Formula Rate (1-mo. Libor plus 30 bps)	5.24875%
Class M-2 Note Rate	5.24875%

Available Funds Cap	6.76255%
Class A-1 Noteholder's Statement

A. Information on Payments
Original Class A-1 Note Balance	637,800,000.00
1. Total Payments per $1,000	12.763465
2. Principal Payment per $1,000	9.845988
3. Interest Payment per $1,000	2.917478

B. Calculation of Class A-1 Interest Due & Paid
1. Class A-1 Note Rate	5.10875%
2. Days in Accrual Period	33

3. Class A-1 Current Interest Due	1,860,767.22
4. Class A-1 Current Interest Paid	1,860,767.22
5. Class A-1 Interest Carry Forward Amount Due	0.00
6. Class A-1 Interest Carry Forward Amount Paid	0.00
7. Class A-1 Supplemental Interest Amount Due	0.00
8. Class A-1 Supplemental Interest Amount Paid	0.00

9. Class A-1 Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class A-1 Unpaid Supplemental Interest Amount, EOP	0.00

C. Calculation of Class A-1 Principal Due & Paid
1. Class A-1 Note Principal Amount, BOP	397,343,356.87
2. Class A-1 Principal Due	6,279,770.86
3. Class A-1 Principal Paid	6,279,770.86
4. Class A-1 Principal Carry Forward Amount Paid	0.00
5. Class A-1 Unpaid Principal Carry Forward Amount	0.00
6. Class A-1 Note Principal Amount, EOP	391,063,586.01

7. Class A-1 Note Principal Amount as a % of Original Class A-1 Note Principal Amount, EOP	61.314454%
8. Class A-1 Note Principal Amount as a % of the Pool Balance, EOP	42.683740%
9. Class A-1 Note principal distribution percentage	61.412546339%

Class A-2 Noteholder's Statement

A. Information on Payments
Original Class A-2 Note Balance	159,560,000.00
1. Total Payments per $1,000	12.774887
2. Principal Payment per $1,000	9.845988
3. Interest Payment per $1,000	2.928899

B. Calculation of Class A-2 Interest Due & Paid
1. Class A-2 Note Rate	5.12875%
2. Days in Accrual Period	33

3. Class A-2 Interest Due	467,335.14

4. Class A-2 Interest Paid	467,335.14
5. Class A-2 Interest Carry Forward Amount Due	0.00
6. Class A-2 Interest Carry Forward Amount Paid	0.00
7. Class A-2 Supplemental Interest Amount Due	0.00
8. Class A-2 Supplemental Interest Amount Paid	0.00

9. Class A-2 Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class A-2 Unpaid Supplemental Interest Amount, EOP	0.00

C. Calculation of Class A-2 Principal Due & Paid
1. Class A-2 Note Principal Amount, BOP	99,404,368.16
2. Class A-2 Principal Due	1,571,025.78
3. Class A-2 Principal Paid	1,571,025.78
4. Class A-2 Principal Carry Forward Amount Paid	0.00
5. Class A-2 Unpaid Principal Carry Forward Amount	0.00
6. Class A-2 Note Principal Amount, EOP	97,833,342.38

7. Class A-2 Note Principal Amount as a % of Original Class A-2 Note Principal Amount, EOP	61.314454%
8. Class A-2 Note Principal Amount as a % of the Pool Balance, EOP	10.678297%
9. Class A-2 Note principal distribution percentage	15.363728275%
Class M-1 Noteholder's Statement

A. Information on Payments
Original Class M-1 Note Balance	138,380,000.00
1. Total Payments per $1,000	12.831994
2. Principal Payment per $1,000	9.845988
3. Interest Payment per $1,000	2.986007

B. Calculation of Class M-1 Interest Due & Paid
1. Class M-1 Note Rate	5.22875%
2. Days in Accrual Period	33

3. Class M-1 Interest Due	413,203.59
4. Class M-1 Interest Paid	413,203.59
5. Class M-1 Interest Carry Forward Amount Due	0.00
6. Class M-1 Interest Carry Forward Amount Paid	0.00
7. Class M-1 Supplemental Interest Amount Due	0.00
8. Class M-1 Supplemental Interest Amount Paid	0.00

9. Class M-1 Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class M-1 Unpaid Supplemental Interest Amount, EOP	0.00

C. Calculation of Class M-1 Principal Due & Paid
1. Class M-1 Note Principal Amount, BOP	86,209,428.86
2. Class M-1 Principal Due	1,362,487.76
3. Class M-1 Principal Paid	1,362,487.76

4. Class M-1 Principal Carry Forward Amount Paid	0.00
5. Class M-1 Unpaid Principal Carry Forward Amount	0.00
6. Class M-1 Note Principal Amount, EOP	84,846,941.10

7. Class M-1 Note Principal Amount as a % of Original Class M-1 Note Principal Amount, EOP	61.314454%
8. Class M-1 Note Principal Amount as a % of the Pool Balance, EOP	9.260859%
9. Class M-1 Note principal distribution percentage	13.324346445%
Class M-2 Noteholder's Statement

A. Information on Payments
Original Class M-2 Note Balance	102,810,000.00
1. Total Payments per $1,000	12.843416
2. Principal Payment per $1,000	9.845988
3. Interest Payment per $1,000	2.997428

B. Calculation of Class M-2 Interest Due & Paid
1. Class M-2 Note Rate	5.24875%
2. Days in Accrual Period	33

3. Class M-2 Interest Due	308,165.58
4. Class M-2 Interest Paid	308,165.58
5. Class M-2 Interest Carry Forward Amount Due	0.00
6. Class M-2 Interest Carry Forward Amount Paid	0.00
7. Class M-2 Supplemental Interest Amount Due	0.00
8. Class M-2 Supplemental Interest Amount Paid	0.00

9. Class M-2 Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class M-2 Unpaid Supplemental Interest Amount, EOP	0.00

C. Calculation of Class M-2 Principal Due & Paid
1. Class M-2 Note Principal Amount, BOP	64,049,655.90
2. Class M-2 Principal Due	1,012,265.99
3. Class M-2 Principal Paid	1,012,265.99
4. Class M-2 Principal Carry Forward Amount Paid	0.00
5. Class M-2 Unpaid Principal Carry Forward Amount	0.00
6. Class M-2 Note Principal Amount, EOP	63,037,389.91

7. Class M-2 Note Principal Amount as a % of Original Class M-2 Note Principal Amount, EOP	61.314454%
8. Class M-2 Note Principal Amount as a % of the Pool Balance, EOP	6.880394%
9. Class M-2 Note principal distribution percentage	9.899378942%

HSBC FINANCE CORPORATION
HSBC Home Equity Loan Trust (USA) 2006-1

The undersigned, a duly authorized representative of HSBC Finance Corporation, as Servicer (the "Servicer"), pursuant to a Sales and Servicing Agreement dated as of July 12, 2006 (the "Sales and Servicing Agreement"), by and among
HSBC Home Equity Loan Corporation I, as Depositor, the Servicer,
The Bank of New York Trust Company, N.A., as Successor-in-Interest to JP Morgan
Chase Bank, N.A., as Indenture Trustee, HSBC Bank USA, National Association,
as Administrator, and HSBC Home Equity Loan Trust (USA) 2006-1, the Trust, does hereby certify with respect to the information set forth below as follows:

1. Capitalized terms used in this Servicing Certificate shall have the respective meanings set forth in the Sales and Servicing Agreement.

2. HSBC Finance Corporation is, as of the date hereof, the
Servicer under the Sales and Servicing Agreement.

3. The undersigned is a Servicing Officer.

4. This Certificate relates to the Payment Date occurring on January 22, 2008.

5. As of the date hereof, to the best knowledge of the undersigned, the
Servicer has performed in all material respects all its obligations under the
Sales and Servicing Agreement through the Collection Period preceding such
Payment Date and that, except as may be noted on the Servicing Certificate related to a Trigger Event, no Servicer Termination Event has occurred since the prior Determination Date.

6. As of the date hereof, to the best knowledge of the undersigned, no
Event of Default has been deemed to have occurred on or prior to such Payment Date.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate the 16th day of January, 2008

HSBC FINANCE CORPORATION
as Servicer

By: /s/ Joyce A. Bevacqua